CONVERTIBLE DEBENTURE PAYABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Convertible Debenture Payable with Detached Free-standing Warrant	$ 3,048,781	$ 0
Unamortized Debt Discount	(2,608,900)	0
Net Convertible Debenture Payable	$ 439,881	$ 0